Vessels, net/Assets held for sale, Net Book Value (Details) - Vessels [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Vessel Cost [Abstract]
Beginning balance	$ 227,879,519	$ 262,066,353
Acquisitions, improvements, and other vessel costs	569,051	71,838,073
Transfer to Assets held for sale		(48,027,623)
Vessel disposals	(42,365,879)	(57,997,284)
Ending balance	186,082,691	227,879,519
Accumulated Depreciation [Abstract]
Beginning balance	(27,436,326)	(32,529,357)
Transfer to Assets held for sale		10,233,199
Vessel disposals	7,495,493	8,420,635
Period depreciation	(9,645,825)	(13,560,803)
Ending balance	(29,586,658)	(27,436,326)
Net Book Value [Abstract]
Beginning balance	200,443,193	229,536,996
Transfer to Assets held for sale		(37,794,424)
Vessel disposals	(34,870,386)	(49,576,649)
Ending balance	$ 156,496,033	$ 200,443,193